FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.
Private Placement Warrants
As disclosed in the 2020 Form 10-K/A, during the first quarter of 2021, we reevaluated the accounting treatment of the Company’s Warrants issued in connection with the Business Combination. As a result of our reevaluation, we restated the Private Placement Warrants and recorded these warrants at fair value as a liability in the Company’s consolidated balance sheet as at December 31, 2020. The fair value of the Private Placement Warrants is considered a Level 3 valuation and is determined using the Black-Scholes-Merton valuation model. Changes in fair value of the Private Placement Warrants are presented under Change in the fair value of warrant liabilities on the Income Statement.
As of June 30, 2021, the Company has approximately 4.0 million Private Placement Warrants outstanding. The significant assumptions were as follows:

June 30, 2021
Private Placement Warrants Fair Value Per Share	$3.66
Private Placement Warrant valuation inputs:
Stock price	$9.68
Strike price	$11.50
Remaining contractual term in years	4.04
Estimated volatility of Class A Common Stock	55.0%
Dividend yield	0.0%
Risk free interest rate	0.67%
Contingent consideration payable related to acquisitions
The fair value of the contingent consideration payable for the Aimtell/PushPros/Aramis and Crisp Results acquisitions (described in Note 6 Acquisitions) were determined using a Monte Carlo fair value analysis based on estimated performance and the probability of achieving certain targets. As certain inputs are not observable in the market, the contingent consideration is classified as a Level 3 instrument. Changes in fair value of contingent consideration are presented under Acquisition costs on the unaudited condensed statement of operations. The range of outcomes for the fair value of the contingent consideration did not materially change for Aimtell/PushPros/Aramis from prior period.

Contingent Consideration assumptions:	Aimtell/PushPros/Aramis	Crisp Results
EBITDA expectations	4,390,925	10,581,397
Risk adjustment EBITDA	3,885,625	9,680,674
EBITDA volatility	115.0%	70.0%
Iteration (actual)	100,000	100,000
Risk adjustment discount rate	36.0%	21.5%
Risk free / Credit risk	6.2%	6.2%
Days gap from period end to payment	90	90

		June 30, 2021
Category		Level 1	Level 2	Level 3	Total
Liabilities:
Private Warrant Liabilities	Total liabilities	$—	$—	$14,640	$14,640
Contingent consideration - current	Contingent consideration payable			$6,213	$6,213
Contingent consideration -non-current	Contingent consideration payable	$—	$—	$4,035	$4,035
Total		$—	$—	$24,888	$24,888
The following table represents the change in the warrant liability and contingent consideration (in thousands):

	Private Warrants	Contingent Consideration
Beginning January 1, 2021	$22,080	$—
Additions	—	9,688
Changes in fair value	(7,435)	560
Settlements	(5)	—
Ending June 30, 2021	$14,640	$10,248

	Private Warrants	Contingent Consideration
Beginning April 1, 2021	$22,390	$5,307
Additions	—	4,763
Changes in fair value	(7,750)	178
Settlements	—	—
Ending June 30, 2021	$14,640	$10,248